Supplement Dated December 16, 2025
To the Updating Summary Prospectuses and Prospectuses dated May 1, 2025, for:

Principal ® Investment Plus Variable Annuity (Applications Signed Before August 1, 2013)
Principal ® Investment Plus Variable Annuity (Applications Signed On or After August 1, 2013)
Principal ® Flexible Variable Annuity
Principal ® Flexible Variable Annuity with Purchase Payment Credit

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Separate Account B

This supplement updates information contained in the Updating Summary Prospectuses and Prospectuses referenced above. Please retain this supplement for future reference.
The following change is made to the name of an underlying mutual fund available under your Contract:
Effective December 1, 2025, the name of the Macquarie VIP Small Cap Value Series Fund is changed to the Nomura VIP Small Cap Value Series Fund.
Additionally, Macquarie Investment Management Global Limited will be removed as a sub-adviser for this fund.

1